Cover page	Nov. 15, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 15, 2019
Entity Registrant Name	SOUTH JERSEY GAS CO
Entity Incorporation, State or Country Code	NJ
Entity File Number	0-22211
Entity Tax Identification Number	21-0398330
Entity Address, Address Line One	1 South Jersey Plaza
Entity Address, City or Town	Folsom
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08037
City Area Code	609
Local Phone Number	561-9000
Written Communications	false
Soliciting Material	false
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Central Index Key	0001035216
Amendment Flag	false